MARKETABLE SECURITIES - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 10, 2022	Jun. 08, 2022	May 28, 2022	Apr. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Summary of Marketable Securities [Line Items]
Dividends received							$ 1,600	$ 500
Unrealized gain (loss) on marketable securities held at end of the year							66,137	(204)
Marketable securities acquired							167,709	357
Proceeds from sale of marketable securities							0	14,074
Gain on sale of marketable securities							0	7,881
Marketable securities							$ 236,281	$ 2,435	$ 8,475	$ 8,474
Euronav share acquisition
Summary of Marketable Securities [Line Items]
Number of instruments or interests issued or issuable (in shares)							19,091,910
Avance Gas
Summary of Marketable Securities [Line Items]
Number of marketable securities (in shares)							442,384	442,384
Unrealized gain (loss) on marketable securities held at end of the year							$ 900	$ (400)
SFL Tanker Holding Ltd
Summary of Marketable Securities [Line Items]
Number of marketable securities (in shares)							73,165	73,165
Unrealized gain (loss) on marketable securities held at end of the year							$ 100	$ 100
Golden Ocean
Summary of Marketable Securities [Line Items]
Number of marketable securities (in shares)							10,299	10,299		1,270,657
Unrealized gain (loss) on marketable securities held at end of the year							$ 10	$ 100
Marketable securities acquired (in shares)				55,959
Marketable securities acquired				$ 400
Proceeds from sale of marketable securities				$ 700		$ 13,400
Number of marketable securities repurchased (in shares)					1,300,000	1,300,000
Gain on sale of marketable securities								$ 7,900
Euronav
Summary of Marketable Securities [Line Items]
Unrealized gain (loss) on marketable securities held at end of the year							$ 65,100
Marketable securities acquired (in shares)	7,708,908	5,955,705	5,955,705				13,664,613
Marketable securities, percentage shareholding	3.82%		2.95%
Shares issued as consideration in acquisition of marketable securities (in shares)	10,753,924		8,337,986
Dividend received (in USD per share)		$ 0.06
Marketable securities	$ 167,700						$ 232,800
Gain on marketable securities							7,800
Acquisition of marketable securities, transaction price							$ 175,500